Stockholders' Equity - Schedule of RSU Activity (Details) - RSU Activity - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Number of Shares
Beginning Balance (in shares)	669,451
Granted (in shares)	633,836	894,451	0
Vested (in shares)	(185,000)	(225,000)
Ending Balance (in shares)	1,118,287	669,451
Weighted Average Fair Value
Beginning Balance (in dollars per share)	$ 7.2
Granted (in dollars per share)	15	$ 7.2
Vested (in dollars per share)	15	7.2
Ending Balance (in dollars per share)	$ 11.17	$ 7.2